UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 1677

John Hancock Capital Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock International Classic Value Fund

QUARTERLY PORTFOLIO HOLDINGS

9.30.2007

John Hancock
International Classic Value Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

Issuer	Shares	Value
Common stocks 98.29%		$35,161,523
(Cost $34,713,966)

Australia 3.65%		1,305,534

Amcor Ltd. (Paper Packaging)	199,900	1,305,534

Bermuda 6.75%		2,415,719

RenaissanceRe Holdings Ltd. (Reinsurance)	19,375	1,267,319
XL Capital Ltd. (Class A) (Property & Casualty Insurance)	14,500	1,148,400

Canada 1.67%		597,122

Magna International, Inc. (Class A) (Auto Parts & Equipment)	6,200	597,122

France 12.11%		4,331,327

Alcatel-Lucent (Communications Equipment)	118,575	1,214,146
Credit Agricole SA (Diversified Banks)	27,222	1,047,207
Thales SA (Aerospace & Defense)	12,275	717,652
Vivendi Universal SA (Movies & Entertainment)	32,125	1,352,322

Greece 2.64%		944,904

Public Power Corp. (Electric Utilities)	23,900	944,904

Hong Kong 3.24%		1,158,372

Johnson Electric Holdings Ltd. (Electrical Components & Equipment)	2,216,500	1,158,372

Ireland 1.18%		420,046

Kerry Group Plc (Class A) (Packaged Foods & Meats)	14,200	420,046

Italy 2.26%		809,168

Finmeccanica SpA (Aerospace & Defense)	27,850	809,168

Japan 21.60%		7,728,135

Aisin Seiki Co., Ltd. (Auto Parts & Equipment)	9,100	363,161
Brother Industries Ltd. (Office Electronics)	88,200	1,127,279
Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	150,000	1,428,413
Nippon Television Network Corp. (Broadcasting & Cable TV)	2,300	295,761
Ricoh Co., Ltd. (Office Electronics)	47,000	993,001
Sumitomo Mitsui Financial Group, Inc. (Diversified Banks)	122	949,354
Sumitomo Rubber Industries, Ltd. (Tires & Rubber)	81,400	1,021,968
Takeda Pharmaceutical Co., Ltd. (Pharmaceuticals)	2,600	182,654
Takefuji Corp. (Consumer Finance)	31,020	614,925
USS Co., Ltd. (Automotive Retail)	11,450	751,619

John Hancock
International Classic Value Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

Netherlands 11.35%		4,060,563

Aegon NV (Life & Health Insurance)	50,307	960,837
ING Groep NV (Other Diversified Financial Services)	35,100	1,553,930
Koninklijke (Royal) Philips Electronics NV (Consumer Electronics)	31,025	1,396,467
Unilever NV - CVA (Packaged Foods & Meats)	4,850	149,329

Norway 2.76%		988,328

DnB NOR ASA (Diversified Banks)	64,800	988,328

South Korea 6.85%		2,450,281

Hyundai Motor Co. (Automobile Manufacturers)	4,200	339,158
Kookmin Bank (Diversified Banks)	9,025	751,467
Korea Electric Power Corp. (Electric Utilities)	10,910	511,434
Samsung Electronics Co., Ltd. (Semiconductors)	1,350	848,222

Switzerland 2.89%		1,032,643

Clariant AG (Specialty Chemicals)	84,300	1,032,643

United Kingdom 19.34%		6,919,381

Aviva Plc (Multi-Line Insurance)	51,800	776,735
British Sky Broadcasting Group Plc (Broadcasting & Cable TV)	19,300	273,280
Compass Group Plc (Restaurants)	145,850	897,385
GlaxoSmithKline Plc (Pharmaceuticals)	44,925	1,187,117
HSBC Holdings Plc (Diversified Banks)	67,621	1,246,108
Rentokil Initial Plc (Environmental & Facilities Services)	355,150	1,207,629
Royal Bank of Scotland Group Plc (Diversified Banks)	124,450	1,331,127

Total investments (Cost $34,713,966) 98.29%		$35,161,523

Other assets and liabilities, net 1.71%		$610,720

Total net assets 100.00%		$35,772,243

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
International Classic Value Fund
Notes to Schedule of Investments
September 30, 2007 (unaudited)

The cost of investments owned on September 30, 2007, including short-term investments, was $34,713,966. Gross unrealized appreciation and depreciation of investments aggregated $3,276,202 and $2,828,645, respectively, resulting in net unrealized appreciation of $447,557.

Notes to Schedule of Investments - Page 1

Notes to Portfolio of Investments

Security valuation

The net asset value of the shares of Class A, Class B, Class C, Class I and Class NAV of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Notes to Schedule of Investments - Page 2

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Pzena Investment Management, LLC
120 West 45th Street, 20th Floor
New York, NY 10036

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock International Classic Value Fund.

190Q3 9/07
11/07

John Hancock
MUTUAL FUNDS

John Hancock Core Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

9.30.2007

John Hancock
Core Equity Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

Issuer	Shares	Value
Common stocks 99.75%		$288,087,591
(Cost $233,768,924)

Aerospace & Defense 3.15%		9,108,493

Boeing Co. (The)	63,900	6,708,861
Raytheon Co.	37,600	2,399,632

Agricultural Products 0.58%		1,687,080

Archer-Daniels-Midland Co.	51,000	1,687,080

Air Freight & Logistics 1.68%		4,838,358

Robinson (C.H.) Worldwide, Inc.	21,200	1,150,948
United Parcel Service, Inc. (Class B)	49,100	3,687,410

Apparel Retail 0.75%		2,168,544

Gap, Inc. (The)	117,600	2,168,544

Apparel, Accessories & Luxury Goods 0.87%		2,503,550

Polo Ralph Lauren Corp.	32,200	2,503,550

Application Software 0.70%		2,012,218

Compuware Corp. (I)	250,900	2,012,218

Asset Management & Custody Banks 0.43%		1,230,645

Ameriprise Financial, Inc.	19,500	1,230,645

Broadcasting & Cable TV 1.91%		5,516,378

DIRECTV Group, Inc. (The) (I)	70,500	1,711,740
Liberty Global, Inc. (Class A) (I)(L)	39,800	1,632,596
Liberty Media Corp. Capital Ser A (I)	17,400	2,172,042

Building Products 0.27%		787,202

American Standard Cos., Inc.	22,100	787,202

Communications Equipment 2.21%		6,389,791

CommScope, Inc. (I)	27,000	1,356,480
Nokia Corp., ADR (Finland) (F)	132,700	5,033,311

Computer & Electronics Retail 0.40%		1,144,564

RadioShack Corp.	55,400	1,144,564

Computer Hardware 5.62%		16,220,585

Apple, Inc. (I)	16,500	2,533,410
Hewlett-Packard Co.	80,500	4,008,095
International Business Machines Corp.	67,200	7,916,160

John Hancock
Core Equity Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

NCR Corp. (I)	35,400	1,762,920

Computer Storage & Peripherals 0.35%		1,016,010

Emulex Corp. (I)	53,000	1,016,010

Construction & Farm Machinery & Heavy Trucks 4.05%		11,689,046

AGCO Corp. (I)	79,700	4,046,369
Caterpiller, Inc.	58,800	4,611,684
Cummins, Inc.	23,700	3,030,993

Consumer Finance 0.80%		2,303,556

American Express Co.	38,800	2,303,556

Department Stores 1.71%		4,946,364

Kohl's Corp. (I)	24,600	1,410,318
Penney (J.C.) Co., Inc.	55,800	3,536,046

Diversified Banks 1.74%		5,025,030

Wachovia Corp.	100,200	5,025,030

Diversified Chemicals 1.20%		3,462,024

Dow Chemical Co. (The)	80,400	3,462,024

Diversified Metals & Mining 1.14%		3,283,057

Freeport-McMoRan Copper & Gold, Inc. (Class B)	31,300	3,283,057

Diversified REITs 0.15%		426,465

Vornado Realty Trust	3,900	426,465

Education Services 0.42%		1,216,900

ITT Educational Services, Inc. (I)	10,000	1,216,900
Electric Utilities 0.32%		920,470

Edison International	16,600	920,470

Electronic Equipment Manufacturers 0.16%		461,000

Agilent Technologies, Inc. (I)	12,500	461,000

Fertilizers & Agricultural Chemicals 0.60%		1,731,948

Monsanto Co.	20,200	1,731,948

General Merchandise Stores 0.92%		2,650,869

Target Corp.	41,700	2,650,869

Health Care Distributors 2.52%		7,279,907

AmerisourceBergen Corp.	66,700	3,023,511
McKesson Corp.	72,400	4,256,396

John Hancock
Core Equity Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

Health Care Equipment 0.88%		2,531,249

Baxter International, Inc.	12,000	675,360
Medtronic, Inc.	32,900	1,855,889

Health Care Technology 0.20%		586,638

Hlth Corporation (I)	41,400	586,638

Hotels, Resorts & Cruise Lines 0.94%		2,700,876

Royal Caribbean Cruises Ltd.	69,200	2,700,876

Household Appliances 0.23%		668,250

Whirlpool Corp.	7,500	668,250

Household Products 0.68%		1,969,520

Procter & Gamble Co. (The)	28,000	1,969,520

Housewares & Specialties 0.67%		1,945,838

Jarden Corp. (I)	24,700	764,218
Newell Rubbermaid, Inc.	41,000	1,181,620

Human Resource & Employment Services 0.31%		886,842

Robert Half International, Inc.	29,700	886,842

Independent Power Producers & Energy Traders 1.72%		4,954,037

Constellation Energy Group	43,900	3,766,181
Mirant Corp. (I)	29,200	1,187,856

Industrial Conglomerates 3.05%		8,818,200

General Electric Co.	213,000	8,818,200

Integrated Oil & Gas 7.34%		21,203,742

Exxon Mobil Corp.	151,600	14,032,096
Occidental Petroleum Corp.	90,500	5,799,240
Royal Dutch Shell Plc, ADR (Netherlands) (F)	16,700	1,372,406

Integrated Telecommunication Services 3.11%		8,988,624

AT&T, Inc.	110,000	4,654,100
Embarq Corp.	37,900	2,107,240
Verizon Communications, Inc.	50,300	2,227,284

Investment Banking & Brokerage 2.15%		6,197,652

Goldman Sachs Group, Inc. (The)	14,400	3,121,056
Merrill Lynch & Co., Inc.	13,200	940,896
Morgan Stanley	33,900	2,135,700

IT Consulting & Other Services 0.67%		1,948,100

Accenture Ltd. (Class A) (Bermuda) (F)	48,400	1,948,100

Life & Health Insurance 0.28%		815,841

MetLife, Inc.	11,700	815,841

John Hancock
Core Equity Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

Managed Health Care 4.81%		13,894,058

Aetna, Inc.	46,600	2,528,982
CIGNA Corp.	86,700	4,620,243
Humana, Inc. (I)	67,100	4,688,948
Wellcare Health Plans, Inc. (I)	19,500	2,055,885

Movies & Entertainment 2.24%		6,456,571

Disney (Walt) Co. (The)	19,000	653,410
News Corp. (Class A)	263,900	5,803,161

Multi-Line Insurance 1.83%		5,293,860

Hartford Financial Services Group, Inc. (The)	57,200	5,293,860

Multi-Utilities 0.89%		2,578,107

Public Service Enterprise Group, Inc.	29,300	2,578,107

Office REITs 0.15%		425,990

Boston Properties, Inc.	4,100	425,990

Oil & Gas Drilling 0.77%		2,231,813

Diamond Offshore Drilling, Inc.	19,700	2,231,813

Oil & Gas Equipment & Services 2.16%		6,225,888

Global Industries, Ltd. (I)	55,800	1,437,408
Halliburton Co.	124,700	4,788,480

Oil & Gas Exploration & Production 1.10%		3,185,186

Devon Energy Corp.	24,200	2,013,440
EOG Resources, Inc.	16,200	1,171,746

Oil & Gas Refining & Marketing 0.95%		2,758,160

Tesoro Corp.	30,300	1,394,406
Valero Energy Corp.	20,300	1,363,754

Other Diversified Financial Services 6.80%		19,651,082

Bank of America Corp.	71,900	3,614,413
Citigroup, Inc.	177,500	8,283,925
JPMorgan Chase & Co.	169,200	7,752,744

Personal Products 0.36%		1,051,540

NBTY, Inc. (I)	25,900	1,051,540

Pharmaceuticals 4.70%		13,566,793

Bristol-Myers Squibb Co.	106,800	3,077,976
Merck & Co., Inc.	49,500	2,558,655
Mylan Laboratories, Inc.	31,900	509,124
Pfizer, Inc.	70,200	1,714,986
Schering-Plough Corp.	180,400	5,706,052

John Hancock
Core Equity Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

Property & Casualty Insurance 1.21%		3,507,246

ACE Ltd. (Cayman Islands) (F)	23,600	1,429,452
Axis Capital Holdings Ltd. (Bermuda) (F)	53,400	2,077,794

Reinsurance 0.66%		1,907,152

Everest Re Group Ltd. (Bermuda) (F)	17,300	1,907,152

Retail REITs 0.17%		490,000

Simon Property Group, Inc.	4,900	490,000

Semiconductor Equipment 1.08%		3,117,420

Applied Materials, Inc.	53,000	1,097,100
Teradyne, Inc. (I)	146,400	2,020,320

Semiconductors 1.74%		5,026,076

Broadcom Corp. (Class A) (I)	33,800	1,231,672
Intel Corp.	78,700	2,035,182
Xilinx, Inc.	67,300	1,759,222

Soft Drinks 1.23%		3,560,436

PepsiCo, Inc.	48,600	3,560,436

Specialized Finance 0.42%		1,210,924

iShares Russell 1000 Index Fund	14,600	1,210,924

Specialized REITs 0.27%		774,348

Plum Creek Timber Co., Inc.	17,300	774,348

Steel 0.52%		1,492,656

Reliance Steel & Aluminum Co.	26,400	1,492,656

Systems Software 4.32%		12,475,148

Check Point Software Technologies Ltd. (Israel) (F)(I)	100,900	2,540,662
Microsoft Corp.	181,500	5,346,990
Novell, Inc. (I)	347,300	2,653,372
Symantec Corp. (I)	99,800	1,934,124

Technology Distributors 0.31%		888,668

Arrow Electronics, Inc. (I)	20,900	888,668

Thrifts & Mortgage Finance 1.15%		3,322,779

Fannie Mae	13,400	814,854
Freddie Mac	42,500	2,507,925

Tobacco 2.52%		7,289,742

Altria Group, Inc.	69,600	4,839,288
Loews Corp. Carolina Group	29,800	2,450,454

Wireless Telecommunication Services 0.51%		1,470,485

NII Holdings, Inc. (I)	17,900	1,470,485

John Hancock
Core Equity Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value
Short-term investments 0.45%			$1,290,785
(Cost $1,290,785)

Joint Repurchase Agreement 0.10%			290,000

Joint Repurchase Agreement with Barclays Plc dated 9-28-07
at 3.950% to be repurchased at $290,095 on 10-01-07,
collateralized by $186,323 of U.S. Treasury Inflation Indexed
Bond, 3.625% due 4-15-28 (valued at $295,800, including
interest)	3.950	$290	290,000
		Shares
Cash Equivalents 0.35%			1,000,785

John Hancock Cash Investment Trust (T)(W)		1,000,785	1,000,785

Total investments (Cost $235,059,709) 100.20%			$289,378,376

Other assets and liabilities, net (0.20%)			($564,569)

Total net assets 100.00%			$288,813,807

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Core Equity Fund
Notes to Schedule of Investments
September 30, 2007 (unaudited)

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of September 30, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

The cost of investments owned on September 30, 2007, including short-term investments, was $235,059,709. Gross unrealized appreciation and depreciation of investments aggregated $58,675,116 and $4,356,449, respectively, resulting in net unrealized appreciation of $54,318,667.

Notes to Schedule of Investments - Page 1

Notes to Portfolio of Investments

Security valuation

The net asset value of the shares of Class A, Class B, Class C and Class I of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Securities Lending

The Fund may lend securities in amounts up to 331/3% of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and marked-to-market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially.

The Fund receives compensation for lending its securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests in cash collateral received in connection with securities lending transactions in JHCIT, a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed

Notes to Schedule of Investments - Page 2

by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities.

Notes to Schedule of Investments - Page 3

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Independence Investments LLC
160 Federal Street
Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Core Equity Fund.

250Q3 9/07
11/07

John Hancock

MUTUAL FUNDS

John Hancock U.S. Global Leaders Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

9.30.2007

John Hancock
U.S. Global Leaders Growth Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

Issuer	Shares	Value
Common stocks 99.25%		$1,328,625,314
(Cost $1,061,971,285)

Air Freight & Logistics 4.00%		53,527,250

FedEx Corp.	511,000	53,527,250

Application Software 2.89%		38,663,530

SAP AG, ADR (Germany) (F)(L)	659,000	38,663,530

Asset Management & Custody Banks 4.16%		55,635,600

State Street Corp.	816,250	55,635,600

Biotechnology 5.07%		67,870,984

Genzyme Corp. (I)	1,095,400	67,870,984

Communications Equipment 3.23%		43,295,370

QUALCOMM, Inc.	1,024,500	43,295,370

Data Processing & Outsourced Services 4.98%		66,646,726

Automatic Data Processing, Inc.	1,451,050	66,646,726

Drug Retail 2.99%		40,059,520

Walgreen Co.	848,000	40,059,520

Food Distributors 3.17%		42,416,162

Sysco Corp.	1,191,800	42,416,162

Food Retail 3.13%		41,909,760

Whole Foods Market, Inc.	856,000	41,909,760

Health Care Equipment 7.32%		97,977,256

Medtronic, Inc.	1,018,926	57,477,616
Stryker Corp.	589,000	40,499,640

Home Entertainment Software 3.15%		42,143,673

Electronic Arts, Inc. (I)	752,700	42,143,673

Home Improvement Retail 3.89%		52,089,180

Lowe's Cos., Inc.	1,859,000	52,089,180

John Hancock
U.S. Global Leaders Growth Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

Household Products 7.29%			97,538,905

Colgate-Palmolive Co.		382,250	27,262,070
Procter & Gamble Co. (The)		999,102	70,276,835

Hypermarkets & Super Centers 2.86%			38,313,291

Costco Wholesale Corp.		624,300	38,313,291

Industrial Conglomerates 5.01%			67,059,720

General Electric Co.		1,619,800	67,059,720

Internet Software & Services 1.98%			26,471,168

eBay, Inc. (I)		678,400	26,471,168

Multi-Line Insurance 2.86%			38,341,449

American International Group, Inc.		566,762	38,341,449

Pharmaceuticals 8.09%			108,287,139

Johnson & Johnson		828,117	54,407,287
Teva Pharmaceutical Industries Ltd., ADR (Israel) (F)		1,211,600	53,879,852

Restaurants 2.76%			36,964,008

Starbucks Corp. (I)		1,410,840	36,964,008

Soft Drinks 8.48%			113,552,388

Coca-Cola Co. (The)		716,400	41,171,508
PepsiCo, Inc.		988,000	72,380,880

Specialty Chemicals 2.24%			29,972,000

Ecolab, Inc.		635,000	29,972,000

Specialty Stores 4.95%			66,308,190

Staples, Inc.		3,085,537	66,308,190

Systems Software 4.75%			63,582,045

Microsoft Corp.		2,158,250	63,582,045

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value
Short-term investments 3.28%			$43,900,667
(Cost $43,900,667)

Joint Repurchase Agreement 0.38%			5,068,000

Joint Repurchase Agreement with Barclays Plc dated 9-28-07
at 3.95% to be repurchased at $5,069,668 on 10-01-07,
collateralized by $3,256,149 of U.S. Inflatation Indexed
Bond, 3.625% due 4-18-28 (valued at $5,169,360, including
interest)	3.950	$5,068	5,068,000

John Hancock
U.S. Global Leaders Growth Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

	Shares
Cash Equivalents 2.90%		38,832,667

John Hancock Cash Investment Trust (T)(W)	38,832,667	38,832,667

Total investments (Cost $1,105,871,952) 102.53%		$1,372,525,981

Other assets and liabilities, net (2.53%)		($33,831,832)

Total net assets 100.00%		$1,338,694,149

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
U.S. Global Leaders Growth Fund
Notes to Schedule of Investments
September 30, 2007 (unaudited)

ADR American depositary receipt.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of September 30, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

The cost of investments owned on September 30, 2007, including short-term investments, was $1,105,871,952. Gross unrealized appreciation and depreciation of investments aggregated $276,463,559 and $9,809,530, respectively, resulting in net unrealized appreciation of $266,654,029.

Notes to Schedule of Investments - Page 1

Notes to portfolio of investments

Security valuation

The net asset value of the shares of Class A, Class B, Class C, Class I and Class R1 of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of MFC, are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund, along with other registered investment companies having a management contract with the Adviser, a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Securities lending

The Fund may lend securities in amounts up to 331/3% of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, marked to market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation for lending its securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests in cash collateral received in connection with securities lending transactions in JHCIT, a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of JHCIT.

Notes to Schedule of Investments - Page 2

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities.

Notes to Schedule of Investments - Page 3

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sustainable Growth Advisers, LP
3 Stamford Plaza
301 Tresser Boulevard, Suite 1310
Stamford, CT 06901

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund.

260Q3 9/07
11/07

John Hancock

MUTUAL FUNDS

John Hancock Classic Value Fund II

QUARTERLY PORTFOLIO HOLDINGS

9.30.2007

John Hancock
Classic Value Fund II
Securities owned by the Fund on
September 30, 2007 (unaudited)

Issuer	Shares	Value
Common stocks 97.10%		$153,490,164
(Cost $156,425,234)

Aerospace & Defense 4.11%		6,524,792

L-3 Communications Holdings, Inc.	32,800	3,350,192
Northrop Grumman Corp.	40,700	3,174,600

Apparel Retail 1.85%		2,931,710

TJX Cos., Inc. (The)	100,850	2,931,710

Auto Parts & Equipment 2.08%		3,284,171

Magna International, Inc. (Class A) (Canada) (F)	34,100	3,284,171

Automobile Manufacturers 2.14%		3,385,519

Hyundai Motor Co. (South Korea) (F)	41,925	3,385,519

Biotechnology 1.56%		2,467,866

Amgen, Inc. (I)	43,625	2,467,866

Broadcasting & Cable TV 0.28%		439,425

CBS Corp. (Class B)	13,950	439,425

Consumer Finance 3.34%		5,284,162

Capital One Financial Corp.	60,100	3,992,443
Discover Financial Services	10,637	221,250
Takefuji Corp. (Japan) (F)	54,000	1,070,469

Data Processing & Outsourced Services 1.59%		2,505,704

Computer Sciences Corp. (I)	33,974	1,899,147
Western Union Co. (I)	28,925	606,557

Diversified Banks 7.60%		12,020,282

Comerica, Inc.	26,975	1,383,278
Mitsubishi UFJ Financial Group, Inc. (Japan) (F)	488,000	4,647,104
Sumitomo Mitsui Financial Group, Inc. (Japan) (F)	569	4,427,727
Wachovia Corp.	31,150	1,562,173

Diversified Financial Services 9.88%		15,610,012

Bank of America Corp.	96,675	4,859,852
Citigroup, Inc.	133,400	6,225,778
ING Groep NV (Netherlands) (C) (F)	79,375	3,514,051
JPMorgan Chase & Co.	22,050	1,010,331

John Hancock
Classic Value Fund II
Securities owned by the Fund on
September 30, 2007 (unaudited)

Electric Utilities 1.45%		2,299,579

Korea Electric Power Corp. (South Korea) (F)	49,055	2,299,579

Electrical Components & Equipment 0.39%		615,665

Tyco Electronics Ltd. (Bermuda) (F)	7,718	273,449
Tyco International Ltd. (Bermuda) (F)	7,718	342,216

Health Care Distributors 2.79%		4,410,586

AmerisourceBergen Corp.	73,825	3,346,487
McKesson Corp.	18,100	1,064,099

Health Care Equipment 1.86%		2,941,358

Boston Scientific Corp. (I)	210,850	2,941,358

Health Care Supplies 0.20%		320,297

Covidien Ltd.	7,718	320,297

Home Improvement Retail 3.73%		5,902,725

Home Depot, Inc. (The)	136,050	4,413,462
Lowe's Cos., Inc.	53,150	1,489,263

Hotels, Resorts & Cruise Lines 0.02%		27,846

Wyndham Worldwide Corp. (I)	850	27,846

Household Products 0.48%		760,565

Kimberly-Clark Corp.	10,825	760,565

Hypermarkets & Super Centers 4.04%		6,378,356

Wal-Mart Stores, Inc.	146,125	6,378,356

Insurance Brokers 0.50%		789,776

Aon Corp.	17,625	789,776

Integrated Oil & Gas 2.58%		4,074,227

BP plc (ADR) (United Kingdom) (F)	12,475	865,141
Chevron Corp.	17,725	1,658,706
Exxon Mobil Corp.	16,750	1,550,380

Integrated Telecommunication Services 1.08%		1,701,270

AT&T, Inc.	33,250	1,406,808
Verizon Communications, Inc.	6,650	294,462

Investment Banking & Brokerage 4.32%		6,827,489

Goldman Sachs Group, Inc. (The)	2,750	596,035
Lehman Brothers Holdings, Inc.	25,450	1,571,029
Morgan Stanley	73,975	4,660,425

John Hancock
Classic Value Fund II
Securities owned by the Fund on
September 30, 2007 (unaudited)

IT Consulting & Other Services 1.27%		2,002,302

CA, Inc.	77,850	2,002,302

Life & Health Insurance 1.58%		2,491,520

Aegon NV (Netherlands) (C) (F)	45,513	869,274
Aegon NV (ADR) (Netherlands) (F)	237	4,510
MetLife, Inc.	23,200	1,617,736

Movies & Entertainment 0.59%		937,229

Viacom, Inc. (Class B) (I)	24,050	937,229

Multi-Line Insurance 0.05%		84,563

American International Group, Inc.	1,250	84,563

Multi-Utilities 0.98%		1,551,804

Sempra Energy	26,700	1,551,804

Office Electronics 0.51%		802,852

Ricoh Co., Ltd. (Japan) (F)	38,000	802,852

Packaged Foods & Meats 1.29%		2,035,767

Kraft Foods, Inc. (Class A)	48,375	1,669,421
Sara Lee Corp.	21,950	366,346

Pharmaceuticals 4.74%		7,486,277

Bristol-Myers Squibb Co.	80,925	2,332,259
Johnson & Johnson	77,050	5,062,185
Pharmerica Corp. (L) (I)	6,155	91,833

Property & Casualty Insurance 7.75%		12,247,022

ACE Ltd. (Cayman Islands) (F)	14,750	893,408
Allstate Corp. (The)	47,975	2,743,690
Chubb Corp. (The)	14,350	769,734
Fidelity National Financial, Inc. (Class A)	6,234	108,970
Progressive Corp. (The)	132,475	2,571,340
XL Capital Ltd. (Class A) (Cayman Islands) (F)	65,150	5,159,880

Publishing 0.01%		10,448

Idearc, Inc.	332	10,448

Railroads 0.85%		1,336,935

Union Pacific Corp.	11,825	1,336,935

Restaurants 0.46%		734,490

Compass Group PLC (United Kingdom) (F)	119,375	734,490

Specialty Stores 0.94%		1,485,073

Bed Bath & Beyond, Inc. (I)	43,525	1,485,073

John Hancock
Classic Value Fund II
Securities owned by the Fund on
September 30, 2007 (unaudited)

Systems Software 3.19%			5,043,386

Microsoft Corp.		113,450	3,342,237
Oracle Corp. (I)		78,575	1,701,149

Thrifts & Mortgage Finance 11.44%			18,078,629

Countrywide Financial Corp.		160,325	3,047,778
Fannie Mae		90,900	5,527,629
Freddie Mac		122,150	7,208,072
Washington Mutual, Inc.		65,000	2,295,150

Wireless Telecommunication Services 3.58%			5,658,485

Alcatel-Lucent (ADR) (France) (F)		555,844	5,658,485

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value
Short-term investments 0.06%			$93,766
(Cost $93,766)

Cash Equivalents 0.06%			93,766

John Hancock Cash Investment Trust (T)(W)		$93,766	93,766

Total investments (Cost $156,519,000) 97.16%			$153,583,930

Other assets and liabilities, net 2.84%			$4,487,988

Total net assets 100.00%			$158,071,918

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Classic Value Fund II
Notes to Schedule of Investments
September 30, 2007 (unaudited)

ADR American Depositary Receipt

(C) Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of September 30, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

The cost of investments owned on September 30, 2007, including short-term investments, was $156,519,000. Gross unrealized appreciation and depreciation of investments aggregated $7,553,566 and $10,488,636 respectively, resulting in net unrealized depreciation of 2,935,070.

Notes to Schedule of Investments - Page 1

Notes to portfolio of investments

Security valuation

The net asset value of the shares of Class A, Class B, Class C, Class I and Class R1 of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (JHA), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of MFC, are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London Time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends,

Notes to Schedule of Investments - Page 2

interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Notes to Schedule of Investments - Page 3

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Pzena Investment Management, LLC
120 West 45th Street, 20th Floor
New York, NY 10036

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Classic Value Fund II.

350Q3 9/07
11/07

John Hancock

MUTUAL FUNDS

John Hancock Classic Value Fund

QUARTERLY PORTFOLIO HOLDINGS

9.30.2007

John Hancock
Classic Value Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

Issuer	Shares	Value

Common stocks 100.10%		$8,633,850,406
(Cost $8,147,547,783)

Aerospace & Defense 2.82%		243,661,230

L-3 Communications Holdings, Inc.	454,500	46,422,630
Northrop Grumman Corp.	2,528,700	197,238,600

Apparel Retail 3.38%		291,563,379

TJX Cos., Inc. (The)	10,029,700	291,563,379

Auto Parts & Equipment 2.94%		253,374,756

Magna International, Inc. (Class A) (Canada) (F)	2,630,825	253,374,756

Biotechnology 2.11%		181,619,003

Amgen, Inc. (I)	3,210,518	181,619,003

Consumer Finance 3.42%		295,305,943

Capital One Financial Corp.	4,077,750	270,884,933
Discover Financial Services	1,174,087	24,421,010

Data Processing & Outsourced Services 1.57%		135,385,492

Affiliated Computer Services, Inc. (Class A) (I)	872,100	43,814,304
Computer Sciences Corp. (I)	1,638,125	91,571,188

Diversified Banks 1.76%		151,900,334

Comerica, Inc.	2,962,175	151,900,334

Diversified Financial Services 7.76%		669,334,964

Bank of America Corp.	5,308,525	266,859,552
Citigroup, Inc.	8,476,000	395,574,920
JPMorgan Chase & Co.	150,600	6,900,492

Electric Utilities 1.25%		108,261,126

Wisconsin Energy Corp.	2,404,200	108,261,126

Electrical Components & Equipment 1.41%		121,693,124

Tyco Electronics Ltd. (Bermuda) (F)	1,525,550	54,050,237
Tyco International Ltd. (Bermuda) (F)	1,525,550	67,642,887

Health Care Distributors 1.89%		163,380,653

AmerisourceBergen Corp.	3,604,250	163,380,653

Health Care Supplies 0.73%		63,310,325

Covidien Ltd.	1,525,550	63,310,325

John Hancock
Classic Value Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

Home Improvement Retail 2.68%		231,147,165

Home Depot, Inc. (The)	7,125,375	231,147,165

Household Appliances 2.81%		242,530,200

Whirlpool Corp.	2,722,000	242,530,200

Household Products 1.69%		145,501,434

Kimberly-Clark Corp.	2,070,900	145,501,434

Hypermarkets & Super Centers 4.05%		349,356,049

Wal-Mart Stores, Inc.	8,003,575	349,356,049

Integrated Oil & Gas 2.29%		197,654,435

BP Plc, ADR (United Kingdom) (F)	2,850,100	197,654,435

Investment Banking & Brokerage 4.00%		344,932,431

Lehman Brothers Holdings, Inc.	3,191,275	196,997,406
Morgan Stanley	2,348,175	147,935,025

Life & Health Insurance 5.24%		451,740,067

MetLife, Inc.	2,520,700	175,768,411
Torchmark Corp.	4,428,300	275,971,656

Multi-Utilities 2.20%		189,513,337

Sempra Energy	3,260,725	189,513,337

Pharmaceuticals 8.55%		737,220,133

Bristol-Myers Squibb Co.	6,867,125	197,910,543
Johnson & Johnson	4,383,850	288,018,945
Pfizer, Inc.	10,286,150	251,290,645

Property & Casualty Insurance 11.17%		963,402,377

Allstate Corp. (The)	6,888,475	393,951,885
Fidelity National Financial, Inc. (Class A)	8,038,531	140,513,522
Progressive Corp. (The)	3,509,000	68,109,690
XL Capital Ltd. (Class A) (Cayman Islands) (F)	4,555,900	360,827,280

Railroads 0.67%		57,493,610

Union Pacific Corp.	508,523	57,493,610

Systems Software 7.91%		681,985,970

CA, Inc.	9,652,350	248,258,442
Microsoft Corp.	8,059,300	237,426,978
Oracle Corp. (I)	9,067,000	196,300,550

Thrifts & Mortgage Finance 11.37%		980,478,598

Countrywide Financial Corp.	8,163,924	155,196,195
Fannie Mae	5,363,700	326,166,597
Freddie Mac	6,575,450	388,017,305
Washington Mutual, Inc.	3,146,375	111,098,501

John Hancock
Classic Value Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

Wireless Telecommunication Services 4.43%		382,104,271

Alcatel-Lucent, ADR (France) (F)(L)	37,534,801	382,104,271
Issuer, description, maturity date	Shares	Value

Short-term investments 0.94%		$81,327,227
(Cost $81,327,227)

Cash Equivalents 0.94%		81,327,227

John Hancock Cash Investment Trust (T)(W)	81,327,227	81,327,227
Total investments (Cost $8,228,875,010) 101.04%		$8,715,177,633
Other assets and liabilities, net (1.04%)		($89,406,667)
Total net assets 100.00%		$8,625,770,966

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Classic Value Fund
Notes to Schedule of Investments
September 30, 2007 (unaudited)

ADR American Depositary Receipt

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is US dollar-denominated.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of September 30, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

The cost of investments owned on September 30, 2007, including short-term investments, was $8,228,875,010. Gross unrealized appreciation and depreciation of investments aggregated $853,848,190 and $367,545,567 respectively, resulting in net unrealized appreciation of $486,302,623.

Notes to Schedule of Investments - Page 1

Notes to portfolio of investments

Security valuation

The net asset value of the shares of Class A, Class B, Class C, Class I and Class R1 of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of MFC, are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London Time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Securities lending

The Fund may lend securities in amounts up to 331/3% of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, marked-to-market on a daily

Notes to Schedule of Investments - Page 2

basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially.

The Fund receives compensation for lending its securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests in cash collateral received in connection with securities lending transactions in JHCIT, a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the Securities and Exchange Commission) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of JHCIT.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities.

Notes to Schedule of Investments - Page 3

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Pzena Investment Management, LLC
120 West 45th Street, 20th Floor
New York, NY 10036

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Classic Value Fund.

380Q3 9/07
11/07

John Hancock

MUTUAL FUNDS

John Hancock Large Cap Select Fund

QUARTERLY PORTFOLIO HOLDINGS

9.30.2007

John Hancock
Large Cap Select Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

Issuer	Shares	Value

Common stocks 97.56%		$61,740,190
(Cost $43,064,591)

Advertising 2.74%		1,731,240

Omnicom Group, Inc.	36,000	1,731,240

Air Freight & Logistics 2.48%		1,571,250

FedEx Corp.	15,000	1,571,250

Brewers 3.16%		1,999,600

Anheuser-Busch Cos., Inc.	40,000	1,999,600

Communications Equipment 3.40%		2,152,150

Cisco Systems, Inc. (I)	65,000	2,152,150

Computer Hardware 2.62%		1,656,000

Dell, Inc. (I)	60,000	1,656,000

Consumer Finance 2.81%		1,781,100

American Express Co.	30,000	1,781,100

Data Processing & Outsourced Services 3.27%		2,066,850

Automatic Data Processing, Inc.	45,000	2,066,850

Diversified Banks 2.81%		1,781,000

Wells Fargo & Co.	50,000	1,781,000

Food Distributors 2.81%		1,779,500

Sysco Corp.	50,000	1,779,500

Health Care Equipment 3.57%		2,256,400

Medtronic, Inc.	40,000	2,256,400

Home Improvement Retail 3.33%		2,108,600

Home Depot, Inc. (The)	65,000	2,108,600

Household Products 5.00%		3,165,300

Procter & Gamble Co. (The)	45,000	3,165,300

Hypermarkets & Super Centers 4.69%		2,968,200

Wal-Mart Stores, Inc.	68,000	2,968,200

John Hancock
Large Cap Select Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

Industrial Conglomerates 9.03%		5,714,460

3M Co.	27,000	2,526,660
General Electric Co.	77,000	3,187,800

Industrial Machinery 3.30%		2,087,400

Illinois Tool Works, Inc.	35,000	2,087,400

Insurance Brokers 5.24%		3,318,280

Berkshire Hathaway, Inc. (Class A) (I)	28	3,318,280

Integrated Oil & Gas 2.92%		1,851,200

Exxon Mobil Corp.	20,000	1,851,200

Investment Banking & Brokerage 2.37%		1,496,880

Merrill Lynch & Co., Inc.	21,000	1,496,880

Managed Health Care 2.75%		1,743,480

UnitedHealth Group, Inc.	36,000	1,743,480

Motorcycle Manufacturers 1.46%		924,200

Harley-Davidson, Inc.	20,000	924,200

Multi-Line Insurance 4.28%		2,706,000

American International Group, Inc.	40,000	2,706,000

Pharmaceuticals 8.24%		5,215,320

Abbott Laboratories	36,000	1,930,320
Johnson & Johnson	50,000	3,285,000

Soft Drinks 8.94%		5,657,380

Coca-Cola Co. (The)	50,000	2,873,500
PepsiCo, Inc.	38,000	2,783,880

Specialty Stores 2.38%		1,504,300

Staples, Inc.	70,000	1,504,300

Systems Software 3.96%		2,504,100

Microsoft Corp.	85,000	2,504,100

John Hancock
Large Cap Select Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 2.74%			$1,736,000
(Cost $1,736,000)

Joint Repurchase Agreement 2.74%			1,736,000

Joint Repurchase Agreement with Barclays Plc dated 9-28-07
at 3.950% to be repurchased at $1,736,571 on 10-1-07,
collateralized by $1,115,366 of U.S. Treasury Inflation Indexed
Bond, 3.625%, due 4-15-28 (valued at $1,770,720, including
interest)	3.950%	$1,736	1,736,000

Total investments (Cost $44,800,591) 100.30%			$63,476,190

Other assets and liabilities, net (0.30%)			($191,781)

Total net assets 100.00%			$63,284,409

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Large Cap Select Fund
Notes to Schedule of Investments
September 30, 2007 (unaudited)

(I) Non-income-producing security.

The cost of investments owned on September 30, 2007, including short-term investments, was $44,800,591. Gross unrealized appreciation and depreciation of investments aggregated $19,569,615 and $894,016, respectively, resulting in net unrealized appreciation of $18,675,599.

Notes to Schedule of Investments - Page 1

Notes to portfolio of investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Notes to Schedule of Investments - Page 2

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Shay Assets Management, Inc.
230 West Monroe Street
Chicago, IL 60606

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Large Cap Select Fund.

490Q3 9/07
11/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: November 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: November 19, 2007

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: November 19, 2007